Pledged assets (Tables)	12 Months Ended
Dec. 31, 2021
Pledged assets
Schedule of pledged assets

		December 31,	December 31,
Pledged assets	Pledged to secure	2020	2021

		(in thousands)
Restricted cash and time deposit (1)	Short-term secured borrowings	$104,000	151,400
Restricted time deposits (1)	For foundry capacities	-	2,700
Restricted time deposits (1)	For customs duties	141	36
Land (2)	Long-term unsecured borrowings	27,500	27,500
Building and improvements (2)	Long-term unsecured borrowings	43,616	40,310
		$175,257	221,946

Note (1): The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.

Note (2): Guarantee and collateral for long-term unsecured borrowings.